Segment information - Schedule of Reportable Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 125,948	€ 44,696	€ 420,400
Operating expenses	(135,849)	(84,631)	(249,662)
Adjusted EBITDA	(9,901)	(39,935)	170,738
Depreciation and amortization	(87,900)	(116,318)	(113,581)
Exceptional items	13,924	(285,145)	(15,958)
Operating (Loss) / Profit	(83,877)	(441,398)	41,199
Central costs
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating expenses	(61,946)	(46,587)	(76,535)
Adjusted EBITDA	(61,946)	(46,587)	(76,535)
TFSS
Disclosure of operating segments [line items]
Revenue	89,559	30,826	359,557
TFSS | Operating segments
Disclosure of operating segments [line items]
Revenue	89,559	30,826	359,557
Operating expenses	(44,610)	(29,034)	(144,124)
Adjusted EBITDA	44,949	1,792	215,433
AVPS
Disclosure of operating segments [line items]
Revenue	23,325	13,870	60,843
AVPS | Operating segments
Disclosure of operating segments [line items]
Revenue	23,325	13,870	60,843
Operating expenses	(12,538)	(9,010)	(29,003)
Adjusted EBITDA	10,787	4,860	31,840
CRTS
Disclosure of operating segments [line items]
Revenue	13,064
CRTS | Operating segments
Disclosure of operating segments [line items]
Revenue	13,064
Operating expenses	(16,755)
Adjusted EBITDA	(3,691)
Fixed cost
Disclosure of operating segments [line items]
Operating expenses	(109,200)	(74,700)	(158,500)
Variable cost
Disclosure of operating segments [line items]
Operating expenses	(26,700)	(10,300)	(91,100)
Fixed personnel cost
Disclosure of operating segments [line items]
Operating expenses	(74,600)	(50,800)	(102,400)
Fixed non personnel cost
Disclosure of operating segments [line items]
Operating expenses	€ (34,600)	€ (23,900)	€ (56,100)